Employee benefits - Actuarial assumptions - Additional information (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Annuity-based defined benefit plans, Equant plans, United Kingdom [member]
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Long-term inflation assumption (as a percent)	3.05%
Annuity-based defined benefit plans, Equant plans, United Kingdom [member] | Top of range [member]
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Long-term inflation assumption (as a percent)	5.00%
Capital-based defined benefit plans, private-law contracts, France [member]
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Long-term inflation assumption (as a percent)	2.00%
French part-time for seniors plans | Bottom of range [member]
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Percentage rate used to value the obligation (as a percent)		(0.15%)
French part-time for seniors plans | Top of range [member]
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Percentage rate used to value the obligation (as a percent)			(0.25%)
French part-time for seniors plans 2018 [Member]
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Percentage rate used to value the obligation (as a percent)	3.40%
French part-time for seniors plans 2021 [Member]
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Percentage rate used to value the obligation (as a percent)	3.55%